Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–85.82%(a)(b)
Aerospace & Defense–2.32%
Atlantic Aviation FBO, Inc., Term Loan (c)	–	12/06/2025		$ 1,439	$ 1,361,689
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		14,289	12,096,019
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		7,683	6,503,236
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	06/28/2024		7,270	6,607,934
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		32,188	31,000,576
Peraton Corp., Term Loan(c)	–	04/29/2024		928	900,304
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		19,203	17,657,195
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		16,518	15,172,374
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		14,903	13,679,354
					104,978,681
Air Transport–1.59%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		7,603	5,227,313
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		5,748	5,456,160
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		22,780	21,062,942
Delta Air Lines, Inc.
Delayed Draw Term Loan (3 mo. USD LIBOR + 2.25%)(d)	0.00%	03/16/2021		1,670	1,603,388
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		31,024	30,674,792
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		10,773	8,032,412
					72,057,007
Automotive–3.44%
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.26%	10/30/2026		1,432	1,400,082
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025		28,518	26,045,889
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024		35,022	33,796,125
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026		19,628	18,756,858
Project Boost Purchaser LLC, First Lien Term Loan(c)	–	06/01/2026		2,784	2,623,170
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.17%	05/22/2024		24,455	19,686,462
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025		53,848	43,779,508
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022		8,300	7,988,767
Visteon Corp., Term Loan(c)	–	03/25/2024		708	675,083
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026		815	781,662
					155,533,606
Beverage & Tobacco–0.73%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023		13,920	13,363,237
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.32%	09/30/2020		20,657	19,830,937
					33,194,174
Building & Development–1.30%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025		2,939	2,802,216
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027		9,039	8,707,060
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.67%	08/27/2025		9,374	7,201,204
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)(e)	4.45%	06/03/2024		1,856	1,777,404
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		8,113	7,355,687
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023		22,686	21,654,811
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		4,045	3,634,410
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(e)	3.42%	05/29/2026		944	917,955
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024		4,811	4,546,549
					58,597,296
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–7.83%
Allied Universal Holdco LLC, Term Loan (c)	–	07/10/2026		$ 1,989	$ 1,934,715
Blackhawk Network Holdings, Inc., First Lien Term Loan(c)	–	06/15/2025		28,949	27,164,062
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	10/30/2026		7,039	6,906,715
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.93%	02/09/2026		3,923	3,596,762
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		23,602	23,038,363
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(f)	9.50%	08/15/2023		16,855	3,792,388
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		21,694	13,233,323
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023		6,795	6,726,931
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		19,136	18,831,090
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%) (Acquired 03/06/2020; Cost $6,480,818)(e)	9.00%	03/06/2028		6,579	6,151,843
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026		2,874	2,811,419
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026		1,425	1,395,116
Genuine Financial Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.92%	07/11/2025		5,048	4,328,716
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.17%	04/16/2025		2,467	2,175,612
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	2.92%	08/01/2025		34	32,768
IG Investments Holdings LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	05/23/2025		13,537	12,335,286
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024		656	622,285
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	05/01/2024		47,891	41,665,053
iQor US, Inc.
First Lien Term Loan A-1 (3 mo. USD LIBOR + 5.50%)(e)	6.93%	04/01/2021		18,085	9,888,607
First Lien Term Loan B (3 mo. USD LIBOR + 5.00%)	6.43%	04/01/2021		55,739	30,477,069
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.18%	04/01/2022		7,155	1,788,750
Term Loan(c)(e)	–	12/01/2020		5,370	4,993,792
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026		5,722	5,492,823
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		8,557	7,750,393
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		1,269	1,149,027
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027		1,349	1,329,024
Monitronics International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		24,488	17,508,891
Outfront Media Capital LLC, Term Loan(c)	–	11/18/2026		2,000	1,919,690
PGX Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	8.25%	09/29/2020		20,166	11,645,965
Second Lien Term Loan (Acquired 09/24/2014; Cost $9,177,907)(c)(e)	–	09/29/2021		9,178	1,835,581
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026		5,480	5,360,053
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024		17,439	16,675,862
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.92%	03/03/2023		17,332	16,696,208
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		26,008	24,957,719
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026		1,292	1,256,556
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	4.95%	05/21/2026		13,675	13,333,131
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025		2,266	2,158,176
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	05/17/2026		954	913,332
					353,873,096
Cable & Satellite Television–8.73%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025		38,474	36,545,839
Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	01/31/2026		4,978	4,720,452
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.17%	01/03/2025		17,055	16,647,097
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	04/30/2025		1,520	1,496,463
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027		1,783	1,748,511
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2026		15,907	15,388,005
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	07/17/2025		41,205	39,824,770
Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2027		1,727	1,673,354
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable & Satellite Television–(continued)
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.81%	12/18/2024	$ 46,234	$ 44,341,363
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026	21,969	21,179,147
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.92%	07/31/2025	10,178	9,645,207
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026	34,712	33,323,854
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028	34,007	32,922,851
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028	10,626	10,289,720
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028	49,059	47,709,542
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023	6,968	6,758,862
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028	69,344	66,493,148
Ziply (Northwest) Fiber, Term Loan B(c)(e)	–	05/21/2027	4,000	3,960,325
				394,668,510
Chemicals & Plastics–2.66%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.45%	01/31/2024		20,364	19,686,296
Consolidated Energy Finance S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.50%)	2.68%	05/07/2025		6,201	5,193,544
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		51	48,498
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024		319	310,964
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024		1,412	1,371,428
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024		1,382	1,342,249
Gemini HDPE LLC, Term Loan(c)	–	08/07/2024		2,784	2,670,172
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	10/20/2024		4,357	4,261,658
Ineos US Finance LLC, Term Loan(c)	–	03/31/2024		1,856	1,786,686
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026		18,510	17,817,628
Momentive Performance Materials USA, Inc., Term Loan B (1 wk. USD LIBOR + 3.25%)	3.43%	05/15/2024		7,084	6,702,845
Oxea Corp., Term Loan B-2(c)	–	10/14/2024		1,384	1,286,285
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	11/20/2023		5,904	5,623,668
Schenectady International Group, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)(e)	5.00%	10/15/2025		6,553	6,127,001
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025		41,419	39,700,556
Trinseo Materials Finance, Inc., Term Loan(c)	–	09/06/2024		1,856	1,775,084
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/23/2024		4,575	4,403,450
					120,108,012
Clothing & Textiles–0.64%
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.43%	05/01/2024		17,606	8,891,270
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		20,679	20,153,022
					29,044,292
Conglomerates–0.35%
APi Group DE, Inc., Term Loan (c)	–	09/30/2026		2,785	2,684,080
Gates Global LLC, Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	3.75%	04/01/2024		13,605	13,068,020
					15,752,100
Containers & Glass Products–1.63%
Berlin Packaging LLC, Term Loan (c)	–	11/07/2025		1,856	1,773,255
Berry Global, Inc., Term Loan W (3 mo. USD LIBOR + 2.00%)	2.22%	10/01/2022		357	353,609
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	04/03/2024		37,233	34,215,269
Consolidated Container Co. LLC, First Lien Term Loan(c)	–	05/22/2024		4,515	4,378,852
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025		19,705	18,645,781
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		1,857	1,761,941
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	04/09/2021		1,924	918,877
Refresco Group N.V. (Netherlands), Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	3.67%	03/28/2025		9,292	8,949,288
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	01/29/2027		1,625	1,599,016
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2023		1,053	1,023,471
					73,619,359
Cosmetics & Toiletries–0.94%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024		4,374	4,193,564
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cosmetics & Toiletries–(continued)
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025	$ 33,042	$ 29,531,437
Revlon Consumer Products Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.95%	09/07/2023	30,800	8,870,384
				42,595,385
Drugs–0.51%
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		12,893	12,113,441
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027		889	870,220
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025		1,208	1,182,252
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025		9,177	9,017,812
					23,183,725
Ecological Services & Equipment–0.12%
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(e)	4.50%	03/20/2025		4,414	4,193,035
WCA Waste Systems, Inc., Term Loan(c)	–	08/11/2023		1,329	1,296,344
					5,489,379
Electronics & Electrical–8.56%
American Teleconferencing Services Ltd., Term Loan (3 mo. USD LIBOR + 6.50%)	7.50%	06/08/2023		5,434	3,241,411
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025		31,875	30,209,854
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025		5,998	5,802,826
Cision Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027		5,283	4,919,317
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026		6,503	6,269,550
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.35%	04/22/2027		5,102	5,042,340
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025		797	784,186
Diebold Nixdorf, Inc., Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022		7,110	6,629,722
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		25,429	23,161,746
Fusion Connect, Inc.
PIK Term Loan 7.00% PIK Rate, 3.00% Cash Rate(f)	3.00%	07/14/2025		15,779	5,759,504
Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		3,388	3,134,061
Hyland Software, Inc., First Lien Term Loan(c)	–	07/01/2024		2,784	2,717,451
Informatica Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	02/26/2027		913	873,741
Internap Corp.
DIP Term Loan (1 mo. USD LIBOR + 10.00%) (Acquired 03/19/2020; Cost $4,408,627)(e)	11.00%	03/11/2021		4,605	4,213,194
PIK Term Loan 3.50% PIK Rate, 4.00% Cash Rate (Acquired 02/06/2018-05/26/2020; Cost $22,108,678)(f)	3.50%	04/06/2022		22,072	6,798,141
Term Loan (1 mo. USD LIBOR + 10.00%)(e)	10.75%	09/11/2020		302	286,542
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		3,279	3,163,743
MA FinanceCo. LLC
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	11/19/2021		6,872	6,855,052
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	06/21/2024		5,861	5,587,723
Term Loan B-4(c)	–	05/29/2025		1,103	1,075,005
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	05/08/2025		4,864	4,766,756
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024		10,096	9,969,898
Micro Holding L.P., First Lien Term Loan(c)	–	09/13/2024		2,322	2,253,113
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		6,636	4,960,519
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(e)	2.68%	08/28/2026		2,743	2,660,963
Neustar, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		21,375	18,456,129
Optiv, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		5,022	4,228,824
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025		5,947	4,810,680
Project Accelerate Parent LLC, First Lien Term Loan(c)	–	01/02/2025		5,448	4,365,228
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		19,881	19,053,096
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		53,298	46,440,657
Sandvine Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(e)	4.67%	10/31/2025		6,470	6,016,902
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	06/21/2024		39,587	37,739,886
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		7,069	6,790,389
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–(continued)
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025	$ 17,553	$ 17,065,689
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025	12,024	11,689,841
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.92%	04/16/2025	840	817,280
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026	5,996	5,793,600
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(e)	2.87%	09/28/2024	9,278	9,092,125
Ultimate Software Group, Inc., First Lien Term Loan(c)	–	05/04/2026	7,291	7,081,816
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.95%	01/27/2023	14,748	13,805,466
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(e)	3.42%	02/19/2027	159	155,129
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023	22,216	22,195,001
				386,734,096
Equipment Leasing–0.07%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (c)	–	10/06/2023		3,433	3,296,158
Financial Intermediaries–2.02%
Aretec Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	10/01/2025		41,510	38,604,704
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025		2,081	1,994,442
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.82%	05/09/2024		20,299	19,182,705
Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		856	868,614
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	5.14%	02/10/2027		3,847	3,770,224
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023		4,507	4,000,099
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027		9,639	9,464,231
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027		13,701	13,449,799
					91,334,818
Food Products–2.12%
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025		6,141	5,941,653
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024		22,438	22,028,762
Froneri International PLC (United Kingdom)
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028		4,816	4,575,265
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	01/29/2027		1,833	1,754,511
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025		25,401	24,457,765
JBS USA Lux S.A., Term Loan(c)	–	05/01/2026		5,845	5,672,933
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024		11,056	10,796,901
Shearer’s Foods LLC, Term Loan(c)	–	03/31/2022		2,784	2,764,871
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.45%	07/02/2025		18,748	17,963,065
					95,955,726
Food Service–1.10%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.92%	03/11/2025		1,067	1,021,763
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027		1,618	1,546,151
Euro Garages (Netherlands), Term Loan B(c)	–	02/06/2025		666	634,917
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.95%	02/05/2025		8,488	8,019,268
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026		19,111	18,388,667
NPC International, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 01/21/2020; Cost $727,392)(e)	11.50%	01/21/2021		768	767,793
Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	04/03/2025		701	680,689
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026		2,209	2,097,047
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023		7,433	7,041,141
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		9,780	9,584,964
					49,782,400
Forest Products–0.21%
Clearwater Paper Corp., Term Loan (1 mo. USD LIBOR + 3.25%)(e)	4.25%	07/26/2026		9,661	9,612,484
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care–3.22%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023		$ 7,234	$ 7,076,739
AHP Health Partners, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	06/30/2025		10,144	9,780,584
Alliance HealthCare Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	10/24/2023		15,849	9,014,144
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026		10,273	9,939,000
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		246	221,559
Elanco Animal Health, Inc., Term Loan(c)	–	02/04/2027		8,765	8,502,157
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		2,214	2,168,450
EyeCare Partners LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(d)	0.00%	02/05/2027		133	123,373
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		572	528,741
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(e)	3.44%	07/02/2025		4,245	4,138,582
IQVIA, Inc., Term Loan B-1(c)	–	03/07/2024		2,785	2,696,276
Mallinckrodt International Finance S.A., Term Loan B (3 mo. USD LIBOR + 2.75%)	4.20%	09/24/2024		3,989	2,759,873
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.58%	06/30/2025		37,085	35,313,739
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/27/2024		10,068	9,570,346
Select Medical Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.67%	03/06/2025		26,972	26,162,447
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		18,329	16,851,332
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/27/2025		668	648,353
					145,495,695
Home Furnishings–0.59%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024		2,173	2,110,468
Serta Simmons Bedding LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023		19,760	8,407,099
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		10,372	9,213,597
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		7,620	6,881,973
					26,613,137
Industrial Equipment–1.17%
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	06/30/2020		611	584,458
CIRCOR International, Inc., Term Loan B(c)	–	12/11/2024		1,749	1,554,731
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		2,096	1,990,770
First Lien Term Loan(c)	–	07/19/2024		3,712	3,520,404
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	03/31/2027		16,979	16,183,359
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		8,378	7,985,718
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	2.12%	06/01/2020		612	605,319
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	3.46%	01/02/2027		2,467	2,387,344
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	11/27/2020		23,427	16,900,551
S2P Acquisiton Borrower, Inc., First Lien Term Loan(c)	–	08/14/2026		1,270	1,201,582
					52,914,236
Insurance–1.22%
Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	2.92%	05/09/2025		12,655	12,134,386
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024		1,142	1,126,210
Hub International Ltd., Term Loan(c)	–	04/25/2025		11,724	11,328,555
National Financial Partners Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	02/15/2027		11,918	11,262,439
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025		8,712	8,247,886
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/16/2024		11,224	10,831,055
					54,930,531
Leisure Goods, Activities & Movies–2.39%
24 Hour Fitness Worldwide, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	05/30/2025		6,332	1,899,645
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		11,962	11,378,708
Ancestry.com Operations, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	08/21/2026		18,324	17,102,212
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026		2,472	2,447,070
CDS U.S. Intermediate Holdings, Inc. , First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)(g)	0.00%	07/08/2022		13,079	6,245,407
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025	$ 2,599	$ 1,960,177
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026	1,175	898,906
Term Loan(c)	–	02/28/2027	10,600	6,678,302
Deluxe Entertainment Services Group, Inc.
PIK Term Loan 1.50% PIK Rate, 6.45% Cash Rate(f)	1.50%	03/25/2024	12,303	11,072,941
PIK Term Loan 2.50% PIK Rate, 9.95% Cash Rate(f)	2.50%	09/25/2024	7,257	5,406,330
Lions Gate Capital Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	2.42%	03/24/2025	7,584	7,286,459
Metro-Goldwyn-Mayer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.68%	07/03/2025	21,575	20,549,838
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	3.75%	04/01/2024	8,441	7,839,232
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.93%	04/17/2026	1,300	1,220,154
Town Sports International LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	11/15/2020	31,892	5,182,473
UFC Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026	765	736,718
				107,904,572
Lodging & Casinos–4.51%
Aristocrat Technologies, Inc. (Australia), Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		7,434	7,415,425
Caesars Entertainment Operating Co. LLC, Term Loan B(c)	–	10/06/2024		1,884	1,838,749
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024		89,133	81,021,793
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		4,465	4,212,300
Eldorado Resorts, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	04/17/2024		3,983	3,933,544
ESH Hospitality, Inc., Term Loan(c)	–	09/18/2026		1,856	1,793,962
GVC Finance LLC (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.31%	03/29/2024		17,499	17,046,955
Hilton Worldwide Finance LLC, Term Loan B-2(c)	–	06/22/2026		1,856	1,776,662
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	08/14/2024		24,122	21,709,799
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025		38,440	38,055,613
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		23,784	22,510,228
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025		2,475	2,363,925
					203,678,955
Nonferrous Metals & Minerals–1.19%
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	01/28/2022		2,091	1,432,380
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		11,121	10,731,576
Murray Energy Corp.
Term Loan (1 mo. USD LIBOR + 11.00%)(h)	13.00%	07/31/2020		61,726	31,789,078
Term Loan B-2 (3 mo. USD LIBOR + 2.00%)(g)(h)	0.00%	10/17/2022		296,778	8,655,520
Term Loan B-3 (3 mo. USD LIBOR + 7.75%) (Acquired 01/21/2018-10/17/2018; Cost $73,123,239)(g)(h)	0.00%	10/17/2022		76,534	1,339,350
					53,947,904
Oil & Gas–3.22%
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	10/31/2024		14,168	11,875,577
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		11,754	6,826,951
Fieldwood Energy LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.25%)(g)	0.00%	04/11/2022		57,824	8,465,793
GIP III Stetson I L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	07/18/2025		8,935	6,218,134
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		9,039	4,248,514
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 7.00%) (Acquired 12/09/2016-09/10/2018; Cost $6,018,338)	8.00%	08/07/2020		6,030	3,843,938
McDermott Technology (Americas), Inc.
DIP LOC(d)	0.00%	10/23/2020		15,080	14,590,374
DIP Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	10/21/2020		8,253	8,041,364
DIP Term Loan (1 mo. USD LIBOR + 9.00%)	10.02%	10/23/2020		17,449	17,000,498
Term Loan (3 mo. USD LIBOR + 6.00%)(h)	9.25%	05/09/2025		22,358	7,998,676
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		4,363	3,640,574
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024		6,692	3,602,280
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021		73,089	12,790,571
Southcross Energy Partners L.P.
Revolver Loan(d)(e)	0.00%	01/31/2025		3,129	3,116,360
Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 05/07/2019-01/31/2020; Cost $3,630,227)(e)	10.00%	01/31/2025		3,631	3,648,814
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–(continued)
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 02/03/2020; Cost $4,700,983)(e)	8.00%	01/17/2023	$ 4,701	$ 4,277,895
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 02/03/2020; Cost $4,742,480)(e)	8.00%	01/17/2023	4,742	3,817,696
Term Loan (1 mo. USD LIBOR + 7.00%)(e)	8.00%	01/17/2023	5,522	2,898,793
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	03/30/2023	3,217	2,818,551
Ultra Resources, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(g)(h)	0.00%	04/12/2024	23,374	15,638,417
				145,359,770
Publishing–1.17%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		16,283	13,299,322
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026		16,757	15,651,256
Nielsen Finance LLC, Term Loan B-5(c)	–	06/30/2025		22,118	22,098,912
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	10/17/2026		1,856	1,802,353
					52,851,843
Radio & Television–3.95%
AP NMT Acquisition B.V. (Netherlands), First Lien Term Loan B (3 mo. USD LIBOR + 5.75%)	7.20%	08/13/2021		27,519	27,089,264
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026		15,943	13,830,385
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.83%	01/02/2026		1,858	1,817,777
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/01/2026		27,101	25,423,751
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.62%	01/17/2024		9,610	9,281,918
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	01/17/2024		36,976	35,712,533
Term Loan B-4(c)	–	09/18/2026		17,070	16,511,384
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.43%	01/03/2024		36,797	35,877,181
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026		11,122	10,872,022
Technicolor S.A. (France), Term Loan (3 mo. USD LIBOR + 2.75%)	3.11%	12/06/2023		5,735	2,322,617
					178,738,832
Retailers (except Food & Drug)–0.95%
Bass Pro Group LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.07%	09/25/2024		9,102	8,590,272
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		10,088	7,078,741
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		27,536	27,120,818
					42,789,831
Surface Transport–3.30%
Commercial Barge Line Co., First Lien Term Loan (3 mo. USD LIBOR + 8.75%) (Acquired 02/05/2020; Cost $12,051,925)(g)	0.00%	11/12/2020		31,672	10,253,904
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024		9,832	8,070,698
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		1,045	956,150
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		12,555	11,487,795
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		6,246	6,138,865
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%) (Acquired 02/18/2015-12/16/2019; Cost $110,855,450)(e)	8.61%	02/23/2022		112,231	111,816,116
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.68%	02/24/2025		445	436,806
					149,160,334
Telecommunications–7.44%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	12/15/2024		73,586	68,802,731
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027		51,743	49,843,040
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	09/26/2025		1,218	1,202,898
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024		26,651	26,486,938
Colorado Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		9,168	6,875,561
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		37,184	35,789,793
DIFL US Finance LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	3.80%	05/27/2024		4,546	3,818,874
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications–(continued)
Global Tel*Link Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	11/29/2025	$ 9,501	$ 8,024,140
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	9.70%	06/30/2020	8,000	6,373,320
Hargray Communications Group, Inc., Term Loan(c)	–	05/16/2024	1,856	1,781,878
Inmarsat Finance PLC (United Kingdom), Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026	7,700	7,238,043
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-3 (1 mo. USD LIBOR + 3.75%)(h)	6.00%	11/27/2023	8,146	8,199,895
IPC Systems, Inc.
First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.50%)	5.50%	07/31/2020	11,312	8,880,062
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.50%	02/04/2022	13,366	1,826,699
Second Lien Term Loan (3 mo. USD LIBOR + 4.50%)	12.50%	02/06/2022	17,218	2,353,231
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026	53	52,650
Level 3 Financing, Inc., Term Loan B(c)	–	03/01/2027	12,316	11,990,705
MLN US HoldCo LLC, First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025	18,101	13,888,512
MTN Infrastructure TopCo, Inc., Incremental Term Loan(c)	–	11/17/2024	6,163	6,016,688
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	02/01/2024	30,574	29,791,905
Securus Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	11/01/2024	2,906	2,370,855
Speedcast Communications, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.00%	05/15/2025	17,340	2,056,027
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026	4,017	3,889,219
T-Mobile USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/20/2027	22,146	22,173,676
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	02/26/2021	1,856	1,837,734
xPlornet Communications, Inc. (Canada), Term Loan(c)	–	05/29/2027	4,030	3,828,419
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027	799	770,949
				336,164,442
Utilities–4.63%
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		968	945,423
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		3,915	3,837,883
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.17%	01/15/2025		13,288	12,980,833
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2024		5,991	5,886,208
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		30,322	30,000,145
EFS Cogen Holdings I LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2023		4,151	4,003,652
Frontera Generation Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.39%	05/02/2025		43,252	27,378,491
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	10/31/2026		36,274	35,064,882
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026		7,460	6,639,102
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)(e)	3.17%	08/28/2025		178	176,618
Kestrel Acquisition LLC, Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/02/2025		12,521	10,595,779
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		39,075	31,985,311
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		2,197	1,798,386
Nautilus Power LLC, Term Loan(c)	–	05/16/2024		2,784	2,656,528
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026		2,148	2,114,543
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025		4,650	4,428,823
Sandy Creek Energy Associates L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.45%	11/09/2020		29,803	21,330,794
USIC Holding, Inc., First Lien Term Loan(c)	–	12/08/2023		2,881	2,758,211
Vistra Operations Co. LLC, Incremental Term Loan(c)	–	12/31/2025		4,557	4,475,262
					209,056,874
Total Variable Rate Senior Loan Interests (Cost $4,813,488,953)					3,879,017,260
U.S. Dollar Denominated Bonds & Notes–2.95%
Aerospace & Defense–0.49%
TransDigm, Inc.(i)	8.00%	12/15/2025		14,315	15,531,775
TransDigm, Inc.(i)	6.25%	03/15/2026		6,449	6,609,193
					22,140,968
Air Transport–0.23%
Delta Air Lines, Inc.(i)	7.00%	05/01/2025		9,954	10,298,566
Automotive–0.08%
Clarios Global L.P.(i)	6.75%	05/15/2025		1,519	1,581,978
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Panther BF Aggregator 2 L.P.(i)	6.25%	05/15/2026	$ 2,133	$ 2,175,318
				3,757,296
Business Equipment & Services–0.05%
ADT Security Corp. (The)	3.50%	07/15/2022		1,698	1,716,873
Dun & Bradstreet Corp. (The)(i)	6.88%	08/15/2026		697	757,880
					2,474,753
Cable & Satellite Television–0.08%
Altice Financing S.A. (Luxembourg)(i)	5.00%	01/15/2028		1,934	1,956,362
Ziggo B.V. (Netherlands)(i)	5.50%	01/15/2027		1,812	1,910,111
					3,866,473
Containers & Glass Products–0.17%
Berry Global, Inc.(i)	4.88%	07/15/2026		792	829,747
Mauser Packaging Solutions Holding Co.(i)	5.50%	04/15/2024		2,623	2,611,498
Reynolds Group Issuer, Inc./LLC(i)	5.13%	07/15/2023		4,046	4,107,115
					7,548,360
Electronics & Electrical–0.77%
CommScope, Inc.(i)	5.50%	03/01/2024		1,623	1,673,402
CommScope, Inc.(i)	6.00%	03/01/2026		5,721	6,029,390
Dell International LLC/EMC Corp.(i)	6.10%	07/15/2027		4,821	5,430,448
Dell International LLC/EMC Corp.(i)	6.20%	07/15/2030		10,195	11,652,137
Dell International LLC/EMC Corp.(i)	5.30%	10/01/2029		2,601	2,831,859
Dell International LLC/EMC Corp.(i)	5.85%	07/15/2025		6,428	7,204,124
					34,821,360
Food Service–0.06%
New Red Finance, Inc. (Canada)(i)	5.75%	04/15/2025		2,468	2,627,679
Leisure Goods, Activities & Movies–0.12%
AMC Entertainment, Inc.(i)	10.50%	04/15/2025		3,600	3,186,000
Seaworld Parks & Entertainment, Inc.(i)	8.75%	05/01/2025		1,996	2,050,890
					5,236,890
Nonferrous Metals & Minerals–0.22%
Peabody Energy Corp.(i)	6.38%	03/31/2025		18,496	10,045,640
Radio & Television–0.28%
Diamond Sports Group LLC/Diamond Sports Finance Co.(i)	5.38%	08/15/2026		13,497	10,761,698
iHeartCommunications, Inc.(i)	4.75%	01/15/2028		1,906	1,833,181
					12,594,879
Telecommunications–0.25%
CenturyLink, Inc.(i)	4.00%	02/15/2027		11,147	11,150,623
Utilities–0.15%
Calpine Corp.(i)	4.50%	02/15/2028		1,639	1,649,760
Calpine Corp.(i)	5.25%	06/01/2026		1,663	1,726,884
Vistra Operations Co. LLC(i)	4.30%	07/15/2029		1,670	1,728,945
Vistra Operations Co. LLC(i)	3.55%	07/15/2024		1,698	1,738,240
					6,843,829
Total U.S. Dollar Denominated Bonds & Notes (Cost $136,377,819)					133,407,316
			Shares
Common Stocks & Other Equity Interests–2.57%(j)
Business Equipment & Services–0.17%
Checkout Holding Corp.				243,609	182,707
Crossmark Holdings, Inc.(k)(l)				125,030	7,345,513
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Shares	Value
Business Equipment & Services–(continued)
Crossmark Holdings, Inc., Wts. expiring 07/26/2024 (Acquired 07/26/2019; Cost $0)(e)	8,559	$ 0
		7,528,220
Electronics & Electrical–0.08%
Fusion Connect, Inc.(l)	1,046,740	2,998,910
Fusion Connect, Inc.(l)	112	322
Sunguard Availability Services Capital, Inc.(l)	37,093	590,483
		3,589,715
Leisure Goods, Activities & Movies–0.03%
Deluxe Entertainment Services Group, Inc.(l)	1,493,130	1,493,130
Lodging & Casinos–0.00%
Caesars Entertainment Corp.(l)	100	1,139
Nonferrous Metals & Minerals–1.04%
Arch Resources, Inc.(k)	1,422,198	46,875,646
Oil & Gas–0.27%
HGIM Corp.(l)	116,269	930,152
Larchmont Resources LLC(l)	8,017	1,002,161
Quicksilver Resources, Inc.(e)(k)(l)	145,955,000	0
Sabine Oil & Gas LLC(l)	17,931	288,689
Southcross Energy Partners L.P.(k)(l)	1,822,941	236,982
Sunrise Oil & Gas, Inc.(l)	699,391	4,546,042
Templar Energy LLC(k)(l)	1,799,429	143,954
Tribune Resources, Inc.(k)(l)	5,777,075	5,054,941
Tribune Resources, Inc., Wts. expiring 04/03/2023(l)	1,495,722	44,872
		12,247,793
Publishing–0.18%
Clear Channel Worldwide Holdings, Inc.(l)	8,639,286	8,343,822
Radio & Television–0.65%
iHeartCommunications, Inc., Class A(l)	2,752,392	23,945,811
iHeartCommunications, Inc., Wts. expiring 05/01/2039	582,990	4,846,104
Media General(e)(l)	6,554,344	380,152
		29,172,067
Retailers (except Food & Drug)–0.00%
Gymboree Corp.(e)(l)	1,798,615	2
Gymboree Corp.(e)(l)	635,688	0
		2
Telecommunications–0.15%
Avaya, Inc.(l)	460,235	6,719,431
IPC Systems, Inc.(l)	104,925	157,388
		6,876,819
Total Common Stocks & Other Equity Interests (Cost $552,800,701)		116,128,353
Preferred Stocks–0.28%(j)
Oil & Gas–0.28%
Southcross Energy Partners L.P., Series A	11,536,345	8,075,441
Southcross Energy Partners L.P., Series B	3,324,117	4,570,661
Total Preferred Stocks (Cost $11,534,339)		12,646,102

Money Market Funds–8.29%
Invesco Government & Agency Portfolio,Institutional Class, 0.11%(k)(m)	228,863,092	228,863,092
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Shares	Value

Invesco Treasury Portfolio,Institutional Class, 0.08%(k)(m)	145,808,968	$ 145,808,968
Total Money Market Funds (Cost $374,672,060)			374,672,060
TOTAL INVESTMENTS IN SECURITIES–99.91% (Cost $5,888,873,872)			4,515,871,091
OTHER ASSETS LESS LIABILITIES–0.09%			3,961,305
NET ASSETS–100.00%			$4,519,832,396
Investment Abbreviations:
DIP	– Debtor-in-Possession
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $50,598,391, which represented less than 1% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $131,690,443, which represented 2.91% of the Fund’s Net Assets.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$344,560,878	$2,033,749,864	$(2,149,443,860)	$(3,790)	$-	$228,863,092	$2,661,988
Invesco Treasury Portfolio, Institutional Class	-	427,592,645	(281,783,677)	-	-	145,808,968	91,103
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Other Affiliates:
Arch Coal, Inc., Class A*	$231,193,515	$-	$(61,784,877)	$(135,830,386)	$13,297,394	$-	$2,734,700
Arch Resources, Inc.	-	112,787,365	(50,916,113)	(22,944,273)	7,948,667	46,875,646	1,375,804
Crossmark Holdings, Inc.**	9,377,250	-	0	(2,031,737)	-	7,345,513	-
Crossmark Holdings, Inc., Sr. Sec.*	112,813	-	(1)	9,432,027	(9,544,839)	-	-
Everyware Global, Inc.*	2,096,481	-	(139,765)	31,144,651	(33,101,367)	-	-
iHeartCommunications, Inc.*	2,977,263	-	(2,976,117)	(104,036)	102,891	-	2,801
iHeartCommunications, Inc.**	65,210,216	-	(32,813,996)	(4,517,542)	(3,932,867)	23,945,811	-
iHeartCommunications, Inc.**	3,312,403	4,891,501	0	(3,357,800)	-	4,846,104	-
iHeartCommunications, Inc., Sr. Sec.*	84,685,285	-	(84,584,663)	128,889	(229,511)	-	1,662,523
Larchmont Resources LLC**	2,004,322	-	0	(1,002,161)	-	1,002,161	-
Larchmont Resources LLC**	5,682,999	-	0	(1,839,061)	(24)	3,843,938	-
Media General**	380,152	-	0	-	-	380,152	-
Millennium Corporate Claim Litigation Trust*	0	-	0	-	-	-	-
Millennium Lender Claim Litigation Trust*	0	-	0	-	-	-	-
New Millennium Holdco*	125,245	-	(14,314)	25,859,520	(25,970,451)	-	-
Quicksilver Resources, Inc.	0	80,518,643	0	(80,518,643)	-	0	-
Sabine Oil & Gas LLC**	941,378	-	0	(652,689)	-	288,689	-
Sabine Oil Tranche 1 Wts.*	586,237	-	(913,970)	4,697,683	(4,369,950)	-	-
Sabine Oil Tranche 2 Wts.*	146,675	-	(153,481)	423,336	(416,530)	-	-
Southcross Energy Partners L.P.	-	28,850,417	0	(28,613,435)	-	236,982	-
Templar Energy LLC	-	56,148,956	0	(56,005,002)	-	143,954	-
Tribune Resources, Inc.**	15,670,316	-	0	(10,615,375)	-	5,054,941	-
Tribune Resources, Inc.**	7,800,268	-	(4,824,908)	(156,809)	-	2,818,551	-
Total	$776,863,696	$2,744,539,391	$(2,670,349,742)	$(276,506,633)	$(56,216,587)	$471,454,502	$8,528,919

*	At May 31, 2020, this security was no longer held.
**	As of May 31, 2020, this security was not considered as an affiliate of the Fund.

(l)	Non-income producing security.
(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $49,981,973, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $52,030,431, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$3,609,753,394	$269,263,866	$3,879,017,260
U.S. Dollar Denominated Bonds & Notes	—	133,407,316	—	133,407,316
Common Stocks & Other Equity Interests	86,174,538	29,573,661	380,154	116,128,353
Preferred Stocks	—	12,646,102	—	12,646,102
Money Market Funds	374,672,060	—	—	374,672,060
Total Investments	$460,846,598	$3,785,380,473	$269,644,020	$4,515,871,091
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2020:
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Variable Rate Senior Loan Interests	$493,216,282	$349,799,154	$(582,649,831)	$(1,377,777)	$(2,401,835)	$1,124,011	$52,030,431	$(40,476,569)	$269,263,866
Common Stocks & Other Equity Interests	17,846,863	132,358,725	(39,095,064)	—	—	(101,224,966)	—	(9,505,404)	380,154
Total	$511,063,145	$482,157,879	$(621,744,895)	$(1,377,777)	$(2,401,835)	$(100,100,955)	$52,030,431	$(49,981,973)	$269,644,020
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$111,816,116	Discounted Cash Flow Model	Illiquidity Discount Implied Rating	N/A N/A	3.69% B+	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
Invesco Oppenheimer Senior Floating Rate Fund

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Senior Floating Rate Fund to Invesco Senior Floating Rate Fund.
Invesco Oppenheimer Senior Floating Rate Fund